Victory Integrity Discovery Fund Expense Example - MCI [Member] - Victory Integrity Discovery Fund - Member Class	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 153
Expense Example, with Redemption, 3 Years	564
Expense Example, with Redemption, 5 Years	1,002
Expense Example, with Redemption, 10 Years	$ 2,219